General	12 Months Ended
Dec. 31, 2020
General [Abstract]
General

Note 1 - General

Reporting entity

A.	Purple Biotech Ltd. (hereinafter: "the Company" or "Purple") is a clinical-stage company advancing first-in-class therapies to overcome tumor immune evasion and drug resistance.

The Company has two operating segments:

(i)	Oncology, which includes NT219, a therapeutic candidate which is a small molecule targeting the novel cancer drug resistance pathways IRS1/2 and STAT3. and CM24 a monoclonal antibody blocking CEACAM1, a novel immune checkpoint that supports tumor immune evasion and survival through multiple pathways.

(ii)	Pain and Hypertension, which includes Consensi®, a combination drug approved by the FDA for marketing in the U.S and is partnered in the U.S, China and South Korea.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharmaceuticals Ltd. (hereinafter: "Kitov") from its shareholders, in exchange for the Company's shares.

B.	The Company's securities (American Depository Shares ("ADS") as well as Series A warrants) were listed for trading on the NASDAQ in November 2015. Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enables the purchase of 1 ADS.

In December 2020 the Company changed its name from Kitov Pharma Ltd to Purple Biotech Ltd.

The Company's address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.

C.	In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: "TyrNovo"). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 5A.

In January 2020, the Company acquired 100% of FameWave Ltd (hereinafter ""FameWave"), see also Note 5B.

The Company together with TyrNovo and FameWave are referred to, in these consolidated financial statements, as "the Group".

D.	Since incorporation through December 31, 2020, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated deficit of USD 77.5 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2020, the Company raised a total of USD 93.8 million net (excluding exercise of warrants).

E.	While the COVID-19 pandemic has affected our operations to date to a certain extent such as causing a slowdown in product sales and operation of clinical studies, the extent to which the COVID-19 pandemic may impact our operations in the future will depend on future developments. In particular, the continued spread of COVID-19 globally could materially adversely impact our operations and workforce, including our manufacturing activities, clinical trials and product sales, as well as our ability to continue to raise capital.